Not FDIC Insured May Lose Value No Bank Guarantee
FTF-Q1PH
See Notes to Statement of Investments.

Statement of Investments
(unaudited)
Franklin Limited Duration Income Trust 2
Notes to Financial Statements 24

Franklin Limited Duration Income Trust
Statement of Investments (unaudited), March 31, 2021
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 0.4%
Energy Equipment & Services 0.1%
a
Weatherford International plc ............................. United States 16,810 $ 214,160
Hotels, Restaurants & Leisure 0.0%
†
24 Hour Fitness Worldwide, Inc. .......................... United States 24,950 64,720
Machinery 0.1%
a
Birch Permian Holdings, Inc. ............................. United States 2,309 30,017
a
Birch Permian Holdings, Inc. ............................. United States 17,998 231,724
261,741
Metals & Mining 0.1%
a
Petra Diamonds Ltd. ................................... South Africa 16,570,078 333,467
Oil, Gas & Consumable Fuels 0.0%
†
a
Amplify Energy Corp. .................................. United States 281 781
a
California Resources Corp. .............................. United States 42 1,010
a,b,c
Nine Point Energy LLC ................................. United States 2,334,763 3,346
a,b
Riviera Resources, Inc. ................................. United States 6,305 1,629
a,b
Samson Resources II LLC ............................... United States 31,225 —
6,766
Paper & Forest Products 0.0%
†
Verso Corp., A ........................................ United States 4,163 60,738
Road & Rail 0.0%
a,b
Onsite Rental Group Operations Pty. Ltd. ................... Australia 522,133 —
Specialty Retail 0.1%
a
Party City Holdco, Inc. .................................. United States 24,363 141,305
Total Common Stocks (Cost $2,695,315) .......................................
1,082,897
Preferred Stocks 0.1%
Hotels, Restaurants & Leisure 0.1%
a
24 Hour Fitness Worldwide, Inc. .......................... United States 59,089 177,267
a
Total Preferred Stocks (Cost $79,741) ..........................................
177,267
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a,b
Battalion Oil Corp., A, 10/08/22 ........................... United States 752 133
a,b
Battalion Oil Corp., B, 10/08/22 ........................... United States 940 95
a,b
Battalion Oil Corp., C, 10/08/22 ........................... United States 1,209 56
a
California Resources Corp., 10/27/24 ...................... United States 96 437
721
Paper & Forest Products 0.0%
†
a
Verso Corp., 7/25/23 ................................... United States 438 920
Total Warrants (Cost $—) .....................................................
1,641

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
d,e,f
Digicel Group 0.5 Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual ..... Bermuda 31,487 $ 22,019
Total Convertible Bonds (Cost $5,740) .........................................
22,019
Corporate Bonds 63.6%
Aerospace & Defense 0.7%
f,g
Signature Aviation US Holdings, Inc. , Senior Note , 144A, 5.375% ,
5/01/26 ........................................... United States 400,000 409,000
f,g
TransDigm, Inc. , Senior Secured Note , 144A, 6.25% , 3/15/26 .... United States 1,400,000 1,486,037
1,895,037
Air Freight & Logistics 0.1%
f,g
DAE Funding LLC , Senior Note , 144A, 4.5% , 8/01/22 .......... United Arab
Emirates 400,000 403,500
Airlines 1.0%
f
American Airlines Inc/AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 1,000,000 1,041,940
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 500,000 544,136
f
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property
Assets Ltd. , Senior Secured Note , 144A, 6.5% , 6/20/27 ....... United States 1,200,000 1,317,000
2,903,076
Auto Components 2.0%
f
Adient US LLC ,
Senior Secured Note, 144A, 9%, 4/15/25 .................. United States 300,000 333,375
g
Senior Secured Note, 144A, 7%, 5/15/26 .................. United States 1,300,000 1,386,626
Dana, Inc. , Senior Note , 5.625% , 6/15/28 ...................
United States 1,400,000 1,500,289
Goodyear Tire & Rubber Co. (The) ,
g
Senior Note, 5.125%, 11/15/23 ......................... United States 300,000 301,410
Senior Note, 9.5%, 5/31/25 ............................ United States 1,000,000 1,123,050
f
Real Hero Merger Sub 2, Inc. , Senior Note , 144A, 6.25% , 2/01/29 . United States 1,000,000 1,033,750
5,678,500
Banks 0.6%
e,g
JPMorgan Chase & Co. , R , Junior Sub. Bond , 6% to 8/01/23, FRN
thereafter , Perpetual ................................. United States 1,500,000 1,577,635
Biotechnology 0.7%
f,g
Emergent BioSolutions, Inc. , Senior Note , 144A, 3.875% , 8/15/28 . United States 900,000 881,438
f
Horizon Therapeutics USA, Inc. , Senior Note , 144A, 5.5% , 8/01/27 United States 1,100,000 1,176,109
2,057,547
Building Products 1.4%
f
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ........................................... United States 1,000,000 1,066,875
f,g
JELD-WEN, Inc. , Senior Note , 144A, 4.625% , 12/15/25 ......... United States 1,600,000 1,625,832
f
Standard Industries, Inc. , Senior Note , 144A, 5% , 2/15/27 ....... United States 300,000 313,313
f,g
Summit Materials LLC / Summit Materials Finance Corp. , Senior
Note , 144A, 5.25% , 1/15/29 ............................ United States 800,000 836,000
3,842,020

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Chemicals 1.6%
Anagram, Inc. , Secured Note , 10% , 8/15/26 .................
United States 132,919 $ 129,264
f,g
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 700,000 692,037
f
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 1,500,000 1,642,500
f
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. , Senior Note ,
144A, 9% , 7/01/28 ................................... United States 1,000,000 1,126,550
f
Ingevity Corp. , Senior Note , 144A, 3.875% , 11/01/28 ........... United States 400,000 388,750
f
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 600,000 622,995
4,602,096
Commercial Services & Supplies 1.2%
f,g
GFL Environmental, Inc. , Senior Secured Note , 144A, 5.125% ,
12/15/26 .......................................... Canada 1,200,000 1,266,120
f,g
Harsco Corp. , Senior Note , 144A, 5.75% , 7/31/27 ............. United States 1,400,000 1,435,875
f,g
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 600,000 582,750
3,284,745
Construction & Engineering 1.4%
f
Arcosa, Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 300,000 300,000
f,g
New Enterprise Stone & Lime Co., Inc. , Senior Secured Note , 144A,
6.25% , 3/15/26 ..................................... United States 1,500,000 1,540,312
f
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ....... United States 800,000 820,744
f
Weekley Homes LLC / Weekley Finance Corp. , Senior Note , 144A,
4.875% , 9/15/28 ..................................... United States 1,300,000 1,335,750
3,996,806
Consumer Finance 1.1%
f
FirstCash, Inc. , Senior Note , 144A, 4.625% , 9/01/28 ........... United States 400,000 408,750
g
Navient Corp. ,
Senior Note, 6.625%, 7/26/21 .......................... United States 400,000 407,700
Senior Note, 6.5%, 6/15/22 ............................ United States 200,000 210,274
Senior Note, 7.25%, 9/25/23 ........................... United States 400,000 433,683
OneMain Finance Corp. ,
g
Senior Bond, 5.375%, 11/15/29 ......................... United States 500,000 533,125
Senior Note, 8.875%, 6/01/25 .......................... United States 500,000 554,825
g
Senior Note, 6.625%, 1/15/28 .......................... United States 600,000 681,000
3,229,357
Containers & Packaging 4.2%
f,g
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , 144A, 4% , 9/01/29 ....... United States 1,500,000 1,499,430
f
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 600,000 612,648
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 600,000 631,398
g
Crown Americas LLC / Crown Americas Capital Corp. VI , Senior
Note , 4.75% , 2/01/26 ................................. United States 500,000 519,750
f
Mauser Packaging Solutions Holding Co. ,
g
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 1,500,000 1,501,875
Senior Secured Note, 144A, 8.5%, 4/15/24 ................ United States 1,200,000 1,248,000
f
Owens-Brockway Glass Container, Inc. ,
g
Senior Note, 144A, 5.875%, 8/15/23 ..................... United States 400,000 429,250
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 500,000 544,500

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
f,g
Plastipak Holdings, Inc. , Senior Note , 144A, 6.25% , 10/15/25 .... United States 1,500,000 $ 1,545,937
f
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA , Senior Secured Note , 144A, 4% ,
10/15/27 .......................................... United States 1,200,000 1,177,500
f,g
Sealed Air Corp. ,
Senior Bond, 144A, 5.5%, 9/15/25 ....................... United States 600,000 658,875
Senior Note, 144A, 5.125%, 12/01/24 .................... United States 500,000 542,813
f,g
Trivium Packaging Finance BV , Senior Note , 144A, 8.5% , 8/15/27 . Netherlands 800,000 869,580
11,781,556
Diversified Financial Services 0.5%
f
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 1,500,000 1,464,375
Diversified Telecommunication Services 1.5%
f
Altice France Holding SA ,
Senior Note, 144A, 6%, 2/15/28 ........................ Luxembourg 300,000 296,143
g
Senior Secured Note, 144A, 10.5%, 5/15/27 ............... Luxembourg 1,700,000 1,915,212
f,g
DKT Finance ApS , Senior Secured Note , 144A, 9.375% , 6/17/23 .. Denmark 1,500,000 1,549,575
f,g
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
5.5% , 8/15/26 ...................................... United Kingdom 400,000 415,792
4,176,722
Electric Utilities 0.5%
f,g
Vistra Operations Co. LLC , Senior Note , 144A, 5.625% , 2/15/27 .. United States 1,300,000 1,353,092
Electrical Equipment 0.4%
f
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 1,000,000 1,019,905
Electronic Equipment, Instruments & Components 0.5%
CDW LLC / CDW Finance Corp. , Senior Note , 4.125% , 5/01/25 ...
United States 900,000 937,688
f
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 500,000 494,375
1,432,063
Energy Equipment & Services 1.0%
f,g
CSI Compressco LP / CSI Compressco Finance, Inc. ,
d
Secured Note, 144A, PIK, 7.25%, 4/01/26 ................. United States 1,022,724 887,014
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 325,000 330,891
f
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 1,000,000 831,875
f
Weatherford International Ltd. , Senior Note , 144A, 11% , 12/01/24 . United States 916,000 881,077
2,930,857
Entertainment 1.2%
f,g
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 2,000,000 2,071,250
f
Live Nation Entertainment, Inc. , Senior Secured Note , 144A, 3.75% ,
1/15/28 ........................................... United States 200,000 197,625
f
Netflix, Inc. , Senior Note , 144A, 3.625% , 6/15/25 .............. United States 1,100,000 1,174,470
3,443,345
Equity Real Estate Investment Trusts (REITs) 1.2%
f
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 800,000 780,692
f
HAT Holdings I LLC / HAT Holdings II LLC ,
g
Senior Note, 144A, 5.25%, 7/15/24 ...................... United States 600,000 620,688
Senior Note, 144A, 6%, 4/15/25 ........................ United States 400,000 422,500

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Equity Real Estate Investment Trusts (REITs) (continued)
g
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
5.25% , 8/01/26 ..................................... United States 300,000 $ 310,500
f
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer , Senior Secured Note , 144A, 5.875% , 10/01/28 United States 500,000 531,063
f,g
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.75% ,
2/15/27 ........................................... United States 700,000 701,204
3,366,647
Food Products 1.2%
g
B&G Foods, Inc. ,
Senior Note, 5.25%, 4/01/25 ........................... United States 1,000,000 1,028,500
Senior Note, 5.25%, 9/15/27 ........................... United States 400,000 416,624
g
Kraft Heinz Foods Co. , Senior Note , 3.875% , 5/15/27 .......... United States 800,000 871,965
f,g
Lamb Weston Holdings, Inc. , Senior Note , 144A, 4.625% , 11/01/24 United States 1,100,000 1,144,242
3,461,331
Health Care Equipment & Supplies 0.1%
f
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA ,
Senior Note , 144A, 7.375% , 6/01/25 ...................... United States 180,000 193,856
Health Care Providers & Services 3.1%
g
Centene Corp. ,
f
Senior Note, 144A, 5.375%, 6/01/26 ..................... United States 1,000,000 1,046,950
f
Senior Note, 144A, 5.375%, 8/15/26 ..................... United States 1,000,000 1,057,400
Senior Note, 4.25%, 12/15/27 .......................... United States 400,000 421,251
f
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 8.125%, 6/30/24 .................... United States 900,000 946,395
Senior Secured Note, 144A, 6.625%, 2/15/25 .............. United States 500,000 528,752
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 400,000 419,500
f
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 700,000 714,077
f,g
MEDNAX, Inc. , Senior Note , 144A, 6.25% , 1/15/27 ............ United States 1,300,000 1,391,741
f
ModivCare, Inc. , Senior Note , 144A, 5.875% , 11/15/25 ......... United States 1,500,000 1,581,563
f,g
Tenet Healthcare Corp. , Senior Secured Note , 144A, 4.875% ,
1/01/26 ........................................... United States 500,000 520,500
8,628,129
Hotels, Restaurants & Leisure 5.3%
f,g
1011778 BC ULC / New Red Finance, Inc. , Senior Secured Note ,
144A, 4.25% , 5/15/24 ................................. Canada 414,000 419,270
f,h
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 1,500,000 450
f
Boyd Gaming Corp. , Senior Note , 144A, 8.625% , 6/01/25 ....... United States 1,300,000 1,447,225
f
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 6.25% ,
7/01/25 ........................................... United States 900,000 960,543
f
Caesars Resort Collection LLC / CRC Finco, Inc. , Senior Secured
Note , 144A, 5.75% , 7/01/25 ............................ United States 400,000 422,620
f
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 400,000 430,220
g
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 1,500,000 1,541,250
f,g
Downstream Development Authority of the Quapaw Tribe of
Oklahoma , Senior Secured Note , 144A, 10.5% , 2/15/23 ....... United States 1,400,000 1,454,103
f
Genting New York LLC / GENNY Capital, Inc. , Senior Note , 144A,
3.3% , 2/15/26 ...................................... United States 400,000 400,200
f
Golden Nugget, Inc. , Senior Note , 144A, 6.75% , 10/15/24 ....... United States 1,200,000 1,214,904
f
International Game Technology plc ,
Senior Secured Note, 144A, 4.125%, 4/15/26 .............. United States 400,000 412,032
Senior Secured Note, 144A, 5.25%, 1/15/29 ............... United States 400,000 417,842

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
f
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 300,000 $ 303,450
f
Six Flags Theme Parks, Inc. , Senior Secured Note , 144A, 7% ,
7/01/25 ........................................... United States 400,000 433,250
f,g
Stars Group Holdings BV / Stars Group US Co-Borrower LLC , Senior
Note , 144A, 7% , 7/15/26 .............................. Canada 500,000 523,438
f
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 500,000 502,475
f
Vail Resorts, Inc. , Senior Note , 144A, 6.25% , 5/15/25 .......... United States 200,000 213,500
f,g
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond ,
144A, 5.5% , 3/01/25 ................................. United States 1,700,000 1,798,175
f
Wynn Macau Ltd. , Senior Note , 144A, 5.625% , 8/26/28 ......... Macau 500,000 523,588
f,g
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.75% , 4/15/25 ............................ United States 1,500,000 1,627,950
15,046,485
Household Durables 1.5%
f
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
g
Senior Note, 144A, 9.875%, 4/01/27 ..................... United States 1,000,000 1,126,060
Senior Note, 144A, 6.625%, 1/15/28 ..................... United States 500,000 533,750
g
KB Home , Senior Note , 7% , 12/15/21 ...................... United States 1,100,000 1,128,187
f,g
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. ,
Senior Note , 144A, 5.875% , 4/15/23 ...................... United States 1,000,000 1,064,895
f
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 300,000 306,188
4,159,080
Household Products 0.2%
f
Spectrum Brands, Inc. , Senior Bond , 144A, 3.875% , 3/15/31 ..... United States 600,000 588,750
Independent Power and Renewable Electricity Producers 2.2%
f,g
Calpine Corp. , Senior Note , 144A, 5.125% , 3/15/28 ............ United States 1,500,000 1,509,097
Clearway Energy Operating LLC ,
g
Senior Note, 5%, 9/15/26 ............................. United States 1,000,000 1,034,975
f,g
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 300,000 312,399
f
Senior Note, 144A, 3.75%, 2/15/31 ...................... United States 200,000 192,376
f,g
InterGen NV , Senior Secured Bond , 144A, 7% , 6/30/23 ......... Netherlands 2,000,000 1,937,500
Talen Energy Supply LLC , Senior Note , 6.5% , 6/01/25 ..........
United States 1,600,000 1,288,000
6,274,347
Insurance 0.6%
f,g
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Note , 144A, 6.75% , 10/15/27 ........................... United States 1,500,000 1,599,090
Internet & Direct Marketing Retail 0.2%
f
Match Group Holdings II LLC , Senior Note , 144A, 4.625% , 6/01/28 United States 500,000 511,818
IT Services 1.4%
f
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 700,000 693,875
f
Gartner, Inc. , Senior Note , 144A, 4.5% , 7/01/28 ............... United States 500,000 516,250
f
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 1,100,000 1,100,000
f,g
Presidio Holdings, Inc. , Senior Note , 144A, 8.25% , 2/01/28 ...... United States 400,000 436,250
f,g
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. , Senior
Note , 144A, 6.75% , 6/01/25 ............................ United States 1,300,000 1,330,062
4,076,437

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Machinery 1.9%
f
ATS Automation Tooling Systems, Inc. , Senior Note , 144A, 4.125% ,
12/15/28 .......................................... Canada 1,300,000 $ 1,291,063
Hillenbrand, Inc. , Senior Note , 5.75% , 6/15/25 ................
United States 800,000 855,500
f,g
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9% , 4/01/26 .... United States 1,000,000 1,080,625
f
Navistar International Corp. , Senior Note , 144A, 6.625% , 11/01/25 United States 400,000 415,512
g
Tennant Co. , Senior Note , 5.625% , 5/01/25 .................. United States 800,000 826,000
f
Vertical Holdco GmbH , Senior Note , 144A, 7.625% , 7/15/28 ..... Germany 300,000 323,137
f
Vertical US Newco, Inc. , Senior Secured Note , 144A, 5.25% , 7/15/27 Germany 600,000 629,250
5,421,087
Media 3.9%
f
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United States 300,000 314,658
f
Clear Channel Outdoor Holdings, Inc. , Senior Note , 144A, 7.75% ,
4/15/28 ........................................... United States 300,000 297,263
Clear Channel Worldwide Holdings, Inc. ,
g
Senior Note, 9.25%, 2/15/24 ........................... United States 302,000 314,737
f
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 300,000 302,100
g
CSC Holdings LLC ,
Senior Bond, 5.25%, 6/01/24 ........................... United States 500,000 540,312
Senior Note, 6.75%, 11/15/21 .......................... United States 1,000,000 1,028,125
f
Senior Note, 144A, 5.5%, 5/15/26 ....................... United States 1,000,000 1,032,250
f
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
g
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 500,000 260,625
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 400,000 288,500
f,g
Gray Television, Inc. , Senior Note , 144A, 7% , 5/15/27 .......... United States 400,000 435,500
f,g
iHeartCommunications, Inc. , Senior Secured Note , 144A, 5.25% ,
8/15/27 ........................................... United States 700,000 721,210
f,g
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 500,000 533,700
f
Nexstar Broadcasting, Inc. ,
g
Senior Note, 144A, 5.625%, 7/15/27 ..................... United States 1,000,000 1,049,685
Senior Note, 144A, 4.75%, 11/01/28 ..................... United States 200,000 202,482
f
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Note , 144A, 4.25% , 1/15/29 ............................ United States 400,000 385,588
f,g
Scripps Escrow, Inc. , Senior Note , 144A, 5.875% , 7/15/27 ....... United States 500,000 518,125
f
Sinclair Television Group, Inc. , Senior Bond , 144A, 5.5% , 3/01/30 . United States 700,000 681,933
f
Sirius XM Radio, Inc. , Senior Note , 144A, 4.625% , 7/15/24 ...... United States 600,000 618,810
f,g
Univision Communications, Inc. , Senior Secured Note , 144A, 9.5% ,
5/01/25 ........................................... United States 1,200,000 1,320,000
10,845,603
Metals & Mining 1.3%
g
Commercial Metals Co. , Senior Bond , 3.875% , 2/15/31 ......... United States 1,200,000 1,179,252
f
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 600,000 574,398
f,g
Joseph T Ryerson & Son, Inc. , Senior Secured Note , 144A, 8.5% ,
8/01/28 ........................................... United States 1,080,000 1,211,625
d,f
Petra Diamonds US Treasury plc , Senior Secured Note , 144A, PIK,
10.5% , 3/08/26 ..................................... South Africa 637,000 616,802
3,582,077
Oil, Gas & Consumable Fuels 7.1%
f
Aker BP ASA , Senior Note , 144A, 4.75% , 6/15/24 ............. Norway 500,000 513,079
f
Antero Resources Corp. ,
Senior Note, 144A, 8.375%, 7/15/26 ..................... United States 200,000 220,875
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 200,000 213,375

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
g
Apache Corp. , Senior Note , 4.625% , 11/15/25 ................ United States 300,000 $ 309,465
g
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 7.75% , 4/15/23 ........................... United States 1,000,000 996,255
g
Cenovus Energy, Inc. , Senior Note , 5.375% , 7/15/25 ........... Canada 1,400,000 1,574,492
Cheniere Corpus Christi Holdings LLC , Senior Secured Note ,
5.875% , 3/31/25 ..................................... United States 400,000 456,189
Cheniere Energy Partners LP ,
g
Senior Note, 5.625%, 10/01/26 ......................... United States 400,000 418,960
g
Senior Note, 4.5%, 10/01/29 ........................... United States 900,000 934,659
f
Senior Note, 144A, 4%, 3/01/31 ........................ United States 1,000,000 1,018,750
f
Cheniere Energy, Inc. , Senior Secured Note , 144A, 4.625% ,
10/15/28 .......................................... United States 600,000 623,874
f
Chesapeake Energy Corp. , Senior Note , 144A, 5.5% , 2/01/26 .... United States 500,000 521,385
f
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. , Senior Note , 144A, 6% , 2/01/29 .................... United States 1,500,000 1,480,313
f
Endeavor Energy Resources LP / EER Finance, Inc. ,
Senior Bond, 144A, 5.75%, 1/30/28 ...................... United States 800,000 846,256
Senior Note, 144A, 6.625%, 7/15/25 ..................... United States 500,000 535,150
d,f
EnQuest plc , Senior Note , 144A, Reg S, PIK, 7% , 10/15/23 ...... United Kingdom 1,015,282 834,900
b,c
Goodrich Petroleum Corp. , 13.5% , 5/31/23 .................. United States 1,500,000 1,500,000
f
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A, 5.75% ,
2/01/29 ........................................... United States 500,000 505,313
f
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note, 144A, 10%, 2/29/24 ...................... United States 208,912 219,096
Secured Note, 144A, 11.5%, 2/28/25 ..................... United States 948,728 962,959
d,f,h
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 606,187 3,092
f
Oasis Midstream Partners LP / OMP Finance Corp. , Senior Note ,
144A, 8% , 4/01/29 ................................... United States 500,000 513,750
Occidental Petroleum Corp. ,
i
Senior Note, FRN, 1.644%, (3-month USD LIBOR + 1.45%),
8/15/22 ........................................... United States 1,100,000 1,088,763
Senior Note, 5.875%, 9/01/25 .......................... United States 200,000 214,060
Senior Note, 5.5%, 12/01/25 ........................... United States 1,000,000 1,059,000
Senior Note, 8.5%, 7/15/27 ............................ United States 1,000,000 1,186,875
f
Seven Generations Energy Ltd. , Senior Note , 144A, 5.375% , 9/30/25 Canada 800,000 830,860
f,g
Viper Energy Partners LP , Senior Note , 144A, 5.375% , 11/01/27 .. United States 400,000 416,750
19,998,495
Personal Products 0.3%
f
Prestige Brands, Inc. ,
Senior Bond, 144A, 3.75%, 4/01/31 ...................... United States 300,000 286,875
g
Senior Note, 144A, 5.125%, 1/15/28 ..................... United States 500,000 525,233
812,108
Pharmaceuticals 1.7%
f,g
Bausch Health Americas, Inc. , Senior Note , 144A, 9.25% , 4/01/26 . United States 1,500,000 1,663,950
f,g
Bausch Health Cos., Inc. , Senior Bond , 144A, 6.125% , 4/15/25 ... United States 300,000 307,860
f,g
Endo Dac / Endo Finance LLC / Endo Finco, Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 492,000 535,357
Senior Note, 144A, 6%, 6/30/28 ........................ United States 713,000 578,243

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
f
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 500,000 $ 505,000
f,g
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 203,000 215,578
g
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
7.125% , 1/31/25 ..................................... Israel 900,000 996,012
4,802,000
Real Estate Management & Development 0.6%
f,g
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 1,000,000 1,047,000
f,g
Howard Hughes Corp. (The) , Senior Note , 144A, 5.375% , 8/01/28 . United States 500,000 526,562
1,573,562
Road & Rail 0.5%
f,j
NESCO Holdings II, Inc. , Secured Note , 144A, 5.5% , 4/15/29 .... United States 500,000 513,525
b,d
Onsite Rental Group Operations Pty. Ltd. , PIK, 6.1% , 10/26/23 ... Australia 952,561 849,916
1,363,441
Semiconductors & Semiconductor Equipment 0.1%
f
ON Semiconductor Corp. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 300,000 308,970
Software 1.6%
f,g
Blackboard, Inc. , Secured Note , 144A, 10.375% , 11/15/24 ....... United States 1,600,000 1,697,000
f,g
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 700,000 725,057
f
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 800,000 808,700
f
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. , Senior Note ,
144A, 3.875% , 2/01/29 ................................ United States 1,200,000 1,179,876
4,410,633
Specialty Retail 0.8%
f
L Brands, Inc. , Senior Note , 144A, 6.625% , 10/01/30 ........... United States 500,000 571,838
f,g
Lithia Motors, Inc. , Senior Note , 144A, 4.625% , 12/15/27 ........ United States 400,000 416,250
Party City Holdings, Inc. , Senior Secured Note , 5.75% , 7/15/25 ...
United States 239,415 220,860
f
Rent-A-Center, Inc. , Senior Note , 144A, 6.375% , 2/15/29 ....... United States 1,000,000 1,062,500
2,271,448
Textiles, Apparel & Luxury Goods 0.4%
f,g
Hanesbrands, Inc. , Senior Note , 144A, 4.625% , 5/15/24 ........ United States 1,000,000 1,062,780
Thrifts & Mortgage Finance 1.6%
g
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 .......... United States 500,000 520,312
f
PennyMac Financial Services, Inc. , Senior Note , 144A, 5.375% ,
10/15/25 .......................................... United States 900,000 934,020
f
Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. , Senior Note ,
144A, 3.625% , 3/01/29 ................................ United States 1,100,000 1,060,813
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 .............
United States 900,000 1,010,097
f
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5% , 11/15/25 United States 900,000 939,375
4,464,617
Trading Companies & Distributors 1.4%
f,g
Beacon Roofing Supply, Inc. , Senior Note , 144A, 4.875% , 11/01/25 United States 1,200,000 1,229,178
f
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 1,200,000 1,168,500
g
United Rentals North America, Inc. , Senior Bond , 5.875% , 9/15/26 United States 600,000 628,419
f
WESCO Distribution, Inc. , Senior Note , 144A, 7.125% , 6/15/25 ... United States 900,000 985,342
4,011,439

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services 1.8%
d
Digicel Group 0.5 Ltd. ,
f
Senior Note, 144A, PIK, 8%, 4/01/25 ..................... Bermuda 190,622 $ 149,871
Senior Secured Note, PIK, 10%, 4/01/24 .................. Bermuda 609,788 563,639
g
Sprint Corp. ,
Senior Note, 7.25%, 9/15/21 ........................... United States 500,000 513,175
Senior Note, 7.875%, 9/15/23 .......................... United States 1,000,000 1,144,250
Senior Note, 7.125%, 6/15/24 .......................... United States 300,000 345,753
T-Mobile USA, Inc. ,
g
Senior Bond, 2.875%, 2/15/31 .......................... United States 300,000 290,325
g
Senior Note, 4%, 4/15/22 ............................. United States 700,000 717,069
Senior Note, 2.625%, 4/15/26 .......................... United States 1,000,000 1,020,675
g
Senior Note, 2.625%, 2/15/29 .......................... United States 300,000 291,687
5,036,444
Total Corporate Bonds (Cost $176,157,969) .....................................
178,942,908
i
Senior Floating Rate Interests 45.9%
Aerospace & Defense 0.9%
AI Convoy (Luxembourg) SARL, Facility USD Term Loan , B , 4.5% ,
( 6-month USD LIBOR + 3.5% ), 1/18/27 ................... Luxembourg 742,500 742,871
d
Alloy FinCo Ltd., Facility Term Loan , B , 14% , PIK, 3/06/25 ....... United Kingdom 684,093 408,233
Dynasty Acquisition Co., Inc., 2020 Term Loan ,
B1, 3.703%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 1,002,215 974,198
B2, 3.703%, (3-month USD LIBOR + 3.5%), 4/06/26 .......... United States 538,825 523,762
2,649,064
a a a a a a
Air Freight & Logistics 0.4%
j,k
Kenan Advantage Group, Inc. (The), U.S. Term Loan , B1 , TBD,
3/24/26 ........................................... United States 1,097,250 1,093,135
Airlines 1.7%
j,k
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Initial Term
Loan , TBD, 4/20/28 .................................. United States 724,129 742,801
Allegiant Travel Co., Replacement Term Loan , 3.198% , ( 3-month
USD LIBOR + 3% ), 2/05/24 ............................ United States 1,960,000 1,948,240
Delta Air Lines, Inc. / SkyMiles IP Ltd., Initial Term Loan , 4.75% ,
( 3-month USD LIBOR + 3.75% ), 10/20/27 ................. United States 546,388 574,527
JetBlue Airways Corp., Term Loan , 6.25% , ( 3-month USD LIBOR +
5.25% ), 6/17/24 ..................................... United States 634,746 651,012
Kestrel Bidco, Inc., Term Loan , 4% , ( 3-month USD LIBOR + 3% ),
12/11/26 .......................................... Canada 849,865 825,946
4,742,526
a a a a a a
Auto Components 1.9%
Adient US LLC, Initial Term Loan , 4.443% , ( 1-month USD LIBOR +
3.25%; 3-month USD LIBOR + 3.75% ), 5/06/24 ............. United States 2,127,947 2,130,607
Clarios Global LP, First Lien, Amendment No. 1 Dollar Term Loan ,
3.359% , ( 1-month USD LIBOR + 3.25% ), 4/30/26 ............ United States 1,060,980 1,051,696
Highline Aftermarket Acquisition LLC, First Lien, Term Loan , 5.25% ,
( 3-month USD LIBOR + 4.5% ), 11/09/27 .................. United States 549,773 552,178
TRICO Group LLC, First Lien, Term Loan , B3 , 8.5% , ( 3-month USD
LIBOR + 7.5% ), 2/02/24 ............................... United States 847,233 864,880
Truck Hero, Inc., Initial Term Loan , 4.5% , ( 1-month USD LIBOR +
3.75% ), 1/31/28 ..................................... United States 715,509 714,865
5,314,226
a a a a a a

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Senior Floating Rate Interests
(continued)
Automobiles 0.5%
American Trailer World Corp., First Lien, Initial Term Loan , 4.5% ,
( 1-month USD LIBOR + 3.75% ), 3/03/28 .................. United States 671,320 $ 667,966
Thor Industries, Inc., Initial USD Term Loan , 3.875% , ( 1-month USD
LIBOR + 3.75% ), 2/01/26 .............................. United States 700,000 702,482
1,370,448
a a a a a a
Banks 0.4%
Finastra Ltd., First Lien, Dollar Term Loan , 4.5% , ( 6-month USD
LIBOR + 3.5% ), 6/13/24 ............................... United Kingdom 1,095,057 1,074,788
Beverages 0.4%
k
City Brewing Co. LLC, Term Loan , B , TBD, 3/01/26 ............ United States 476,190 476,191
j,k
Triton Water Holdings, Inc., Term Loan , TBD, 3/31/28 .......... United States 790,825 788,785
1,264,976
a a a a a a
Biotechnology 0.2%
Grifols Worldwide Operations Ltd., Dollar Term Loan , B , 2.081% , ( 1-
week USD LIBOR + 2% ), 11/15/27 ....................... Ireland 542,875 537,479
Capital Markets 2.1%
Citadel Securities LP, Term Loan , B , 2.609% , ( 1-month USD LIBOR
+ 2.5% ), 2/02/28 .................................... United States 1,300,000 1,288,079
Deerfield Dakota Holding LLC, First Lien, Initial Dollar Term Loan ,
4.75% , ( 1-month USD LIBOR + 3.75% ), 4/09/27 ............. United States 1,026,259 1,028,824
j,k
Edelman Financial Center LLC (The), Term Loan , B , TBD, 3/15/28 United States 998,571 994,517
Jane Street Group LLC, Term Loan , 2.859% , ( 1-month USD LIBOR +
2.75% ), 1/26/28 ..................................... United States 1,249,997 1,239,841
Vertical Midco GmbH, USD Term Loan , 4.478% , ( 6-month USD
LIBOR + 4.25% ), 6/30/27 .............................. Germany 1,230,344 1,234,884
5,786,145
a a a a a a
Chemicals 1.3%
Cyanco Intermediate 2 Corp., First Lien, Initial Term Loan , 3.609% ,
( 1-month USD LIBOR + 3.5% ), 3/16/25 ................... United States 198,432 197,762
INEOS 226 Ltd., USD Term Loan , B , 3.25% , ( 3-month USD LIBOR +
2.75% ), 1/29/26 ..................................... United Kingdom 936,666 935,350
Lummus Technology Holdings V LLC, 2021 Refinancing Term Loan ,
B , 3.615% , ( 1-month USD LIBOR + 3.5% ), 6/30/27 .......... United States 985,008 981,929
NIC Acquisition Corp., Term Loan , 4.5% , ( 3-month USD LIBOR +
3.75% ), 12/29/27 .................................... United States 677,214 678,345
Nouryon Finance BV, Initial Dollar Term Loan , 2.86% , ( 1-month USD
LIBOR + 2.75% ), 10/01/25 ............................. Netherlands 990,919 977,190
3,770,576
a a a a a a
Commercial Services & Supplies 2.1%
Allied Universal Holdco LLC, Initial Term Loan , 4.359% , ( 1-month
USD LIBOR + 4.25% ), 7/10/26 .......................... United States 1,093,209 1,091,503
CCI Buyer, Inc., Term Loan , 4.75% , ( 3-month USD LIBOR + 4% ),
12/17/27 .......................................... United States 315,224 316,063
Legalzoom.com, Inc., First Lien, 2018 Term Loan , 4.609% , ( 1-month
USD LIBOR + 4.5% ), 11/21/24 .......................... United States 1,955,000 1,955,811
Spin Holdco, Inc., Initial Term Loan , 4.75% , ( 3-month USD LIBOR +
4% ), 3/04/28 ....................................... United States 1,300,000 1,290,595
Staples, Inc., 2019 Refinancing New Term Loan , B1 , 5.205% ,
( 3-month USD LIBOR + 5% ), 4/16/26 ..................... United States 1,265,746 1,236,918
5,890,890
a a a a a a

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Senior Floating Rate Interests
(continued)
Communications Equipment 0.4%
CommScope, Inc., Initial Term Loan , 3.359% , ( 1-month USD LIBOR
+ 3.25% ), 4/06/26 ................................... United States 1,227,377 $ 1,222,302
Construction Materials 0.4%
Park River Holdings, Inc., First Lien, Initial Term Loan , 4% , ( 3-month
USD LIBOR + 3.25% ), 12/28/27 ......................... United States 662,365 659,622
White Cap Buyer LLC, Initial Closing Date Term Loan , 4.5% ,
( 6-month USD LIBOR + 4% ), 10/19/27 .................... United States 399,000 398,779
1,058,401
a a a a a a
Containers & Packaging 0.9%
BWay Holding Co., Initial Term Loan , 3.443% , ( 3-month USD LIBOR
+ 3.25% ), 4/03/24 ................................... United States 989,717 970,047
j
Kleopatra Finco SARL, USD Term Loan , B , 5.25% , ( 6-month USD
LIBOR + 4.75% ), 2/12/26 .............................. Luxembourg 1,639,165 1,637,116
2,607,163
a a a a a a
Diversified Consumer Services 0.6%
KUEHG Corp., Term Loan , B3 , 4.75% , ( 3-month USD LIBOR +
3.75% ), 2/21/25 ..................................... United States 299,231 293,330
j
Sedgwick Claims Management Services, Inc. (Lightning Cayman
Merger Sub Ltd.), Initial Term Loan , 3.359% , ( 1-month USD LIBOR
+ 3.25% ), 12/31/25 .................................. United States 994,411 982,463
WeddingWire, Inc., First Lien, Initial Term Loan , 4.712% , ( 3-month
USD LIBOR + 4.5% ), 12/19/25 .......................... United States 398,980 396,402
1,672,195
a a a a a a
Diversified Financial Services 1.0%
Jefferies Finance LLC, 2020 Term Loan , 4.5% , ( 1-month USD LIBOR
+ 3.75% ), 9/30/27 ................................... United States 995,000 988,781
Sabre GLBL, Inc., 2020 Other Term Loan , B , 4.75% , ( 1-month USD
LIBOR + 4% ), 12/17/27 ............................... United States 144,464 146,180
Verscend Holding Corp., Term Loan ,
B, 4.615%, (1-month USD LIBOR + 4.5%), 8/27/25 .......... United States 1,366,699 1,368,599
j,k
B1, TBD, 8/27/25 .................................... United States 245,852 246,194
2,749,754
a a a a a a
Diversified Telecommunication Services 1.0%
Global Tel Link, First Lien, Term Loan , 4.359% , ( 1-month USD
LIBOR + 4.25% ), 11/29/25 ............................. United States 1,955,000 1,844,513
West Corp., Initial Term Loan , B , 5% , ( 1-month USD LIBOR + 4%;
3-month USD LIBOR + 4% ), 10/10/24 .................... United States 260,233 252,498
Zayo Group Holdings, Inc., Initial Dollar Term Loan , 3.115% ,
( 1-month USD LIBOR + 3% ), 3/09/27 ..................... United States 634,331 630,065
2,727,076
a a a a a a
Electric Utilities 0.2%
Astoria Energy LLC, Advance (2020) Term Loan , B , 4.5% , ( 3-month
USD LIBOR + 3.5% ), 12/10/27 .......................... United States 569,297 570,618
Electronic Equipment, Instruments & Components 0.1%
Verifone Systems, Inc., First Lien, Initial Term Loan , 4.182% ,
( 3-month USD LIBOR + 4% ), 8/20/25 ..................... United States 398,980 390,222

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Senior Floating Rate Interests
(continued)
Entertainment 0.8%
Diamond Sports Group LLC, Term Loan , 3.36% , ( 1-month USD
LIBOR + 3.25% ), 8/24/26 .............................. United States 912,545 $ 633,457
Lions Gate Capital Holdings LLC, Term Loan , A , 1.859% , ( 1-month
USD LIBOR + 1.75% ), 3/22/23 .......................... United States 1,152,005 1,141,925
William Morris Endeavor Entertainment LLC (IMG Worldwide
Holdings LLC), First Lien, Term Loan , B1 , 2.94% , ( 1-month USD
LIBOR + 2.75%; 3-month USD LIBOR + 2.75% ), 5/18/25 ...... United States 397,866 377,033
2,152,415
a a a a a a
Food & Staples Retailing 0.1%
GNC Holdings, Inc., Second Lien, Term Loan , 6.234% , ( 3-month
USD LIBOR + 6% ), 10/07/26 ........................... United States 115,319 93,120
Shearer's Foods LLC, First Lien, Refinancing Term Loan , 4.25% , ( 1-
week USD LIBOR + 3.5% ), 9/23/27 ...................... United States 167,447 167,395
260,515
a a a a a a
Food Products 0.7%
CSM Bakery Solutions Ltd., First Lien, Term Loan , 7.25% , ( 3-month
USD LIBOR + 6.25% ), 1/04/22 .......................... United States 2,025,000 2,017,690
Health Care Providers & Services 3.3%
ADMI Corp., Amendment No. 4 Refinancing Term Loan , 3.75% ,
( 1-month USD LIBOR + 3.25% ), 12/23/27 ................. United States 1,783,583 1,770,081
BrightSpring Health Services, Term Loan , 4.25% , ( 1-month USD
LIBOR + 3.75% ), 3/05/26 .............................. United States 299,250 297,333
CNT Holdings I Corp., First Lien, Term Loan Facility , 4.5% , ( 3-month
USD LIBOR + 3.75% ), 11/08/27 ......................... United States 150,257 150,140
j
eResearchTechnology, Inc., First Lien, Initial Term Loan , 5.5% ,
( 1-month USD LIBOR + 4.5% ), 2/04/27 ................... United States 564,251 565,662
Global Medical Response, Inc., 2018 New Term Loan , 5.25% ,
( 3-month USD LIBOR + 4.25% ), 3/14/25 .................. United States 615,448 612,592
National Mentor Holdings, Inc., First Lien, Initial Term Loan ,
4.5%, (1-month USD LIBOR + 3.75%), 3/02/28 .............. United States 1,440,540 1,433,518
C, 4.5%, (1-month USD LIBOR + 3.75%), 3/02/28 ........... United States 48,018 47,784
Navicure, Inc., First Lien, Initial Term Loan , 4.109% , ( 1-month USD
LIBOR + 4% ), 10/22/26 ............................... United States 1,290,980 1,295,021
Pathway Vet Alliance LLC, First Lien, 2021 Replacement Term Loan ,
3.859% , ( 1-month USD LIBOR + 3.75% ), 3/31/27 ............ United States 875,737 871,814
Phoenix Guarantor, Inc., First Lien, Term Loan , B1 , 3.361% ,
( 1-month USD LIBOR + 3.25% ), 3/05/26 .................. United States 1,086,497 1,076,317
j,k
Phoenix Guarantor, Inc., Term Loan , TBD, 3/05/26 ............ United States 532,580 529,169
Pluto Acquisition I, Inc., First Lien, Term Loan , B , 4.609% , ( 1-month
USD LIBOR + 4.5% ), 6/22/26 ........................... United States 231,958 232,248
Pluto Acquisition I, Inc., Incremental Term Loan , 5.5% , ( 1-month USD
LIBOR + 5% ), 6/22/26 ................................ United States 499,604 501,477
9,383,156
a a a a a a
Hotels, Restaurants & Leisure 1.5%
24 Hour Fitness Worldwide, Inc., Exit Term Loan , 5.193% , ( 3-month
USD LIBOR + 5% ), 12/29/25 ........................... United States 1,130,945 997,587
Caesars Resort Collection LLC, Term Loan ,
B, 2.859%, (1-month USD LIBOR + 2.75%), 12/23/24 ......... United States 1,193,952 1,178,115
B1, 4.609%, (1-month USD LIBOR + 4.5%), 7/21/25 .......... United States 214,821 215,528

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Senior Floating Rate Interests
(continued)
Hotels, Restaurants & Leisure (continued)
Golden Nugget, Inc., Initial Term Loan , B , 3.25% , ( 2-month USD
LIBOR + 2.5%; 3-month USD LIBOR + 2.5% ), 10/04/23 ....... United States 388,091 $ 382,722
IRB Holding Corp., Fourth Amendment Incremental Term Loan ,
4.25% , ( 1-month USD LIBOR + 3.25%; 3-month USD LIBOR +
3.25% ), 12/15/27 .................................... United States 357,164 356,326
Station Casinos LLC, Facility Term Loan , B1 , 2.5% , ( 1-month USD
LIBOR + 2.25% ), 2/08/27 .............................. United States 989,985 975,843
4,106,121
a a a a a a
Household Durables 0.3%
j
Playtika Holding Corp., Term Loan , B1 , 2.857% , ( 1-month USD
LIBOR + 2.75% ), 3/13/28 .............................. United States 732,960 729,753
Household Products 0.1%
Knowlton Development Corp., Inc., 2020 Initial Term Loan , 3.859% ,
( 1-month USD LIBOR + 3.75% ), 12/22/25 ................. Canada 391,181 387,514
Insurance 2.0%
Acrisure LLC, First Lien, 2020 Term Loan , 3.703% , ( 3-month USD
LIBOR + 3.5% ), 2/15/27 ............................... United States 795,980 787,941
Alliant Holdings Intermediate LLC, 2018 Initial Term Loan , 3.359% ,
( 1-month USD LIBOR + 3.25% ), 5/09/25 .................. United States 1,016,929 1,005,921
Alliant Holdings Intermediate LLC, Term Loan , B3 , 4.25% , ( 1-month
USD LIBOR + 3.75% ), 11/05/27 ......................... United States 58,539 58,534
AssuredPartners, Inc., 2020 February Refinancing Term Loan ,
3.609% , ( 1-month USD LIBOR + 3.5% ), 2/12/27 ............. United States 1,389,453 1,375,559
AssuredPartners, Inc., 2020 June Incremental Term Loan , 5.5% ,
( 1-month USD LIBOR + 4.5% ), 2/12/27 ................... United States 164,482 165,078
Asurion LLC, New Term Loan ,
B8, 3.359%, (1-month USD LIBOR + 3.25%), 12/23/26 ........ United States 1,761,919 1,752,959
B9, 3.359%, (1-month USD LIBOR + 3.25%), 7/31/27 ......... United States 357,551 355,427
Asurion LLC, Replacement Term Loan , B6 , 3.109% , ( 1-month USD
LIBOR + 3% ), 11/03/23 ............................... United States 220,186 219,751
Asurion LLC, Second Lien, New Term Loan , B3 , 5.359% , ( 1-month
USD LIBOR + 5.25% ), 1/31/28 .......................... United States 32,665 33,314
5,754,484
a a a a a a
Internet & Direct Marketing Retail 0.6%
MH Sub I LLC (Micro Holding Corp.), First Lien, 2020 June New
Term Loan , 4.75% , ( 1-month USD LIBOR + 3.75% ), 9/13/24 .... United States 659,795 660,679
MH Sub I LLC (Micro Holding Corp.), First Lien, Amendment No. 2
Initial Term Loan , 3.609% , ( 1-month USD LIBOR + 3.5% ), 9/13/24 United States 1,093,563 1,083,382
1,744,061
a a a a a a

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Senior Floating Rate Interests
(continued)
IT Services 3.8%
Arches Buyer, Inc., Refinancing Term Loan , 3.75% , ( 1-month USD
LIBOR + 3.25% ), 12/06/27 ............................. United States 698,250 $ 694,584
Aventiv Technologies LLC, First Lien, Initial Term Loan , 5.5% ,
( 3-month USD LIBOR + 4.5% ), 11/01/24 .................. United States 1,957,020 1,817,474
Barracuda Networks, Inc., First Lien, 2020 Term Loan , 4.5% ,
( 3-month USD LIBOR + 3.75% ), 2/12/25 .................. United States 1,104,041 1,104,731
j
Milano Acquisition Corp., Term Loan , B , 4.75% , ( 3-month USD
LIBOR + 4% ), 10/01/27 ............................... United States 1,769,826 1,765,401
Neustar, Inc., First Lien, Term Loan , B5 , 5.5% , ( 3-month USD LIBOR
+ 4.5% ), 8/08/24 .................................... United States 687,290 665,555
j
Peraton Corp., First Lien, Term Loan , B , 4.5% , ( 2-month USD LIBOR
+ 3.75% ), 2/01/28 ................................... United States 516,294 517,156
j,k
Pitney Bowes, Inc., Refinancing Term Loan , B , TBD, 3/17/28 ..... United States 1,800,000 1,800,756
Tempo Acquisition LLC, Extended Term Loan , 3.359% , ( 1-month
USD LIBOR + 3.25% ), 11/02/26 ......................... United States 596,992 597,554
TIBCO Software, Inc., Term Loan , B3 , 3.86% , ( 1-month USD LIBOR
+ 3.75% ), 6/30/26 ................................... United States 1,261,756 1,248,350
WEX, Inc., Term Loan , B3 , 2.359% , ( 1-month USD LIBOR + 2.25% ),
5/15/26 ........................................... United States 400,646 399,608
10,611,169
a a a a a a
Leisure Products 0.4%
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), First
Lien, Initial Term Loan , 4.5% , ( 1-month USD LIBOR + 3.5% ),
12/16/24 .......................................... United States 497,859 482,301
NASCAR Holdings LLC, Initial Term Loan , 2.859% , ( 1-month USD
LIBOR + 2.75% ), 10/19/26 ............................. United States 675,530 671,943
1,154,244
a a a a a a
Machinery 0.8%
Navistar, Inc., Term Loan , B , 3.62% , ( 1-month USD LIBOR + 3.5% ),
11/06/24 .......................................... United States 2,361,251 2,365,679
Media 2.8%
Cengage Learning, Inc., 2016 Refinancing Term Loan , 5.25% ,
( 3-month USD LIBOR + 4.25% ), 6/07/23 .................. United States 995,820 987,315
Clear Channel Outdoor Holdings, Inc., Term Loan , B , 3.712% ,
( 3-month USD LIBOR + 3.5% ), 8/21/26 ................... United States 596,974 575,169
CSC Holdings LLC, March 2017 Refinancing Term Loan , 2.356% ,
( 1-month USD LIBOR + 2.25% ), 7/17/25 .................. United States 2,507,940 2,479,236
Gray Television, Inc., Term Loan , B2 , 2.365% , ( 1-month USD LIBOR
+ 2.25% ), 2/07/24 ................................... United States 568,789 566,033
Nexstar Broadcasting, Inc., Term Loan , B3 , 2.36% , ( 1-month USD
LIBOR + 2.25% ), 1/17/24 .............................. United States 395,257 393,533
Radiate HoldCo LLC, Term Loan , B , 4.25% , ( 1-month USD LIBOR +
3.5% ), 9/25/26 ...................................... United States 272,511 272,728
Sinclair Television Group, Inc., Term Loan , B , 2.36% , ( 1-month USD
LIBOR + 2.25% ), 1/03/24 .............................. United States 1,137,969 1,132,848
Univision Communications, Inc., First Lien, 2020 Replacement Term
Loan , 4.75% , ( 1-month USD LIBOR + 3.75% ), 3/15/26 ........ United States 983,134 984,029
j,k
Virgin Media Bristol LLC, Term Loan , Q , TBD, 1/31/29 .......... United States 262,949 262,825
WideOpenWest Finance LLC, Eighth Amendment Term Loan , B ,
4.25% , ( 1-month USD LIBOR + 3.25% ), 8/18/23 ............. United States 313,896 313,798
7,967,514
a a a a a a

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Senior Floating Rate Interests
(continued)
Metals & Mining 0.2%
j
U.S. Silica Co., Term Loan , 5% , ( 1-month USD LIBOR + 4% ),
5/01/25 ........................................... United States 597,038 $ 577,933
Multiline Retail 0.9%
Franchise Group, Inc., First Lien, Initial Term Loan , 5.5% , ( 3-month
USD LIBOR + 4.75% ), 3/10/26 .......................... United States 370,669 371,598
Harbor Freight Tools USA, Inc., Initial Term Loan (2020) , 3.75% ,
( 1-month USD LIBOR + 3% ), 10/19/27 .................... United States 1,103,195 1,103,443
Michaels Stores, Inc., 2020 Refinancing Term Loan , B , 4.25% ,
( 1-month USD LIBOR + 3.5% ), 10/01/27 .................. United States 1,037,745 1,038,912
2,513,953
a a a a a a
Oil, Gas & Consumable Fuels 0.3%
Buckeye Partners LP, 2021 Term Loan , B1 , 2.359% , ( 1-month USD
LIBOR + 2.25% ), 11/01/26 ............................. United States 753,733 751,298
Personal Products 0.5%
Coty, Inc., USD Term Loan , B , 2.354% , ( 1-month USD LIBOR +
2.25% ), 4/07/25 ..................................... United States 497,956 480,009
Sunshine Luxembourg VII SARL, Facility Term Loan , B1 , 5% ,
( 3-month USD LIBOR + 4% ), 10/01/26 .................... Luxembourg 713,420 713,599
j,k
Sunshine Luxembourg VII SARL, Term Loan , B3 , TBD, 10/01/26 .. Luxembourg 140,000 140,035
1,333,643
a a a a a a
Pharmaceuticals 0.2%
Bausch Health Cos., Inc., Initial Term Loan , 3.109% , ( 1-month USD
LIBOR + 3% ), 6/02/25 ................................ United States 664,692 663,370
Professional Services 0.2%
j
CCRR Parent, Inc., First Lien, Initial Term Loan , 5% , ( 3-month USD
LIBOR + 4.25% ), 3/06/28 .............................. United States 163,323 163,731
UKG, Inc., First Lien, 2021 Incremental Term Loan , 4% , ( 3-month
USD LIBOR + 3.25% ), 5/04/26 .......................... United States 542,341 543,146
706,877
a a a a a a
Road & Rail 1.4%
Avis Budget Car Rental LLC, New Term Loan , B , 2.36% , ( 1-month
USD LIBOR + 2.25% ), 8/06/27 .......................... United States 1,762,541 1,723,985
b
Onsite Rental Group Operations Pty. Ltd., Term Loan , B , 5.5% ,
( 1-month USD LIBOR + 4.5% ), 10/26/22 .................. Australia 696,716 655,511
Ventia Midco Pty. Ltd., 2017 Refinancing USD Term Loan , B , 5% ,
( 3-month USD LIBOR + 4% ), 5/21/26 ..................... Australia 1,435,450 1,439,039
3,818,535
a a a a a a

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Senior Floating Rate Interests
(continued)
Software 6.7%
athenahealth, Inc., First Lien, Term Loan , B1 , 4.453% , ( 3-month USD
LIBOR + 4.25% ), 2/11/26 .............................. United States 1,672,158 $ 1,678,429
j
Blackboard, Inc., First Lien, Term Loan , B5 , 7% , ( 3-month USD
LIBOR + 6% ), 6/30/24 ................................ United States 498,485 497,612
DCert Buyer, Inc., First Lien, Initial Term Loan , 4.109% , ( 1-month
USD LIBOR + 4% ), 10/16/26 ........................... United States 1,751,830 1,750,981
Epicor Software Corp., Term Loan , C , 4% , ( 1-month USD LIBOR +
3.25% ), 7/30/27 ..................................... United States 670,679 669,663
Greeneden U.S. Holdings I LLC, Term Loan , B , 4.75% , ( 1-month
USD LIBOR + 4% ), 12/01/27 ........................... United States 781,335 782,117
j
Hyland Software, Inc., First Lien, 2018 Refinancing Term Loan ,
4.25% , ( 1-month USD LIBOR + 3.5% ), 7/01/24 .............. United States 1,073,363 1,074,147
Idera, Inc., First Lien, Term Loan , B1 , 4.5% , ( 3-month USD LIBOR +
3.75% ), 3/02/28 ..................................... United States 1,245,004 1,238,935
j,k
IGT Holding IV AB, Term Loan , TBD, 3/23/28 ................. Sweden 733,333 732,417
Ivanti Software, Inc., Add On Term Loan , B , 4.75% , ( 3-month USD
LIBOR + 4% ), 12/01/27 ............................... United States 58,924 58,806
Ivanti Software, Inc., First Lien, Initial Term Loan , 5.75% , ( 3-month
USD LIBOR + 4.75% ), 12/01/27 ......................... United States 800,000 804,252
j
LogMeIn, Inc., First Lien, Initial Term Loan , 4.854% , ( 1-month USD
LIBOR + 4.75% ), 8/31/27 .............................. United States 1,653,861 1,651,538
MA Financeco LLC, Term Loan , B4 , 5.25% , ( 3-month USD LIBOR +
4.25% ), 6/05/25 ..................................... United States 572,182 576,831
Mitchell International, Inc., First Lien, Amendment No. 2 New Term
Loan Facility , 4.75% , ( 1-month USD LIBOR + 4.25% ), 11/29/24 . United States 995,000 998,482
Perforce Software, Inc., First Lien, New Term Loan , 3.859% ,
( 1-month USD LIBOR + 3.75% ), 7/01/26 .................. United States 1,081,362 1,072,576
Project Ruby Ultimate Parent Corp., First Lien, Closing Date Term
Loan , 4% , ( 1-month USD LIBOR + 3.25% ), 3/10/28 .......... United States 281,732 281,027
Quest Software US Holdings, Inc., First Lien, Initial Term Loan ,
4.462% , ( 3-month USD LIBOR + 4.25% ), 5/16/25 ............ United States 1,138,495 1,139,411
j,k
Realpage, Inc., Term Loan , TBD, 2/18/28 ................... United States 1,612,903 1,607,524
Sophia LP, Term Loan , B , 3.953% , ( 3-month USD LIBOR + 3.75% ),
10/07/27 .......................................... United States 162,034 162,186
Surf Holdings SARL, First Lien, Dollar Term Loan , 3.676% , ( 3-month
USD LIBOR + 3.5% ), 3/05/27 ........................... Luxembourg 987,750 979,443
j,k
Syncsort, Inc., Term Loan , B , TBD, 3/19/28 .................. United States 983,295 978,379
18,734,756
a a a a a a
Specialty Retail 0.8%
Great Outdoors Group LLC, Term Loan , B1 , 5% , ( 1-month USD
LIBOR + 4.25% ), 3/06/28 .............................. United States 984,818 987,649
PetSmart LLC, Initial Term Loan , 4.5% , ( 3-month USD LIBOR +
3.75% ), 2/11/28 ..................................... United States 518,127 518,049
Rent-A-Center, Inc., Initial Term Loan , 4.75% , ( 1-month USD LIBOR
+ 4% ), 2/17/28 ...................................... United States 285,233 287,254
Woof Holdings, Inc., First Lien, Initial Term Loan , 4.5% , ( 3-month
USD LIBOR + 3.75% ), 12/21/27 ......................... United States 534,812 533,476
2,326,428
a a a a a a
Technology Hardware, Storage & Peripherals 0.6%
Amentum Government Services Holdings LLC, First Lien, Initial Term
Loan , 3.609% , ( 1-month USD LIBOR + 3.5% ), 1/29/27 ........ United States 297,750 296,014
Amentum Government Services Holdings LLC, Incremental Term
Loan , 5.5% , ( 3-month USD LIBOR + 4.75% ), 1/29/27 ......... United States 1,328,850 1,335,494
1,631,508
a a a a a a

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
i
Senior Floating Rate Interests
(continued)
Textiles, Apparel & Luxury Goods 0.2%
Champ Acquisition Corp., First Lien, Initial Term Loan , 5.757% ,
( 3-month USD LIBOR + 5.5%; 6-month USD LIBOR + 5.5% ),
12/19/25 .......................................... United States 474,555 $ 474,130
Wireless Telecommunication Services 0.2%
Altice France SA, USD Incremental Term Loan , B13 , 4.198% ,
( 3-month USD LIBOR + 4% ), 8/14/26 ..................... France 495,544 495,049
Total Senior Floating Rate Interests (Cost $128,735,075) .........................
129,153,779
Marketplace Loans 2.2%
Diversified Financial Services 2.2%
b
Lending Club - LCX PM, 9.02% - 21.99%, 10/19/23 - 2/02/26 ..... United States 526,726 504,585
b
Lending Club - LCX, 6.46% - 25.65%, 7/05/22 - 2/12/25 ......... United States 570,154 516,670
b
Lending Club, 5% - 25.65%, 10/31/21 - 3/11/25 ............... United States 5,416,864 4,938,243
b
Upgrade, 24.29% - 29.69%, 11/12/22 - 1/03/25 ............... United States 107,232 105,168
6,064,666
a a a a a a
Total Marketplace Loans (Cost $6,593,001) .....................................
6,064,666
Asset-Backed Securities 12.6%
Capital Markets 0.0%
†
l
Merrill Lynch Mortgage Investors Trust , 2003-OPT1 , B2 , FRN ,
4.234% , ( 1-month USD LIBOR + 4.125% ), 7/25/34 ........... United States 33,301 17,427
Diversified Financial Services 12.6%
f,l,m
Carlyle Global Market Strategies CLO Ltd. , 2014-1A , DR , 144A,
FRN , 2.823% , ( 3-month USD LIBOR + 2.6% ), 4/17/31 ........ United States 2,300,000 2,180,264
f,l
Carlyle US CLO Ltd. , 2017-4A , C , 144A, FRN , 3.041% , ( 3-month
USD LIBOR + 2.8% ), 1/15/30 ........................... United States 1,000,000 957,427
f,n
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
b
2018-29, PT, 144A, FRN, 24.27%, 12/15/43 ................ United States 165,744 164,644
2019-26, PT, 144A, FRN, 17.13%, 8/15/44 ................. United States 516,293 511,229
2019-31, PT, 144A, FRN, 17.484%, 9/15/44 ................ United States 471,021 461,703
2019-37, PT, 144A, FRN, 16.022%, 10/17/44 ............... United States 492,668 479,425
2019-42, PT, 144A, FRN, 17.29%, 11/15/44 ................ United States 493,632 487,540
2019-51, PT, 144A, FRN, 15.574%, 1/15/45 ................ United States 616,421 609,239
2019-52, PT, 144A, FRN, 16.227%, 1/15/45 ................ United States 592,769 589,767
2019-S1, PT, 144A, FRN, 12.87%, 4/15/44 ................. United States 418,852 407,354
2019-S2, PT, 144A, FRN, 13.461%, 5/16/44 ................ United States 285,860 282,761
2019-S3, PT, 144A, FRN, 12.773%, 6/15/44 ................ United States 800,082 788,425
2019-S4, PT, 144A, FRN, 10.84%, 8/15/44 ................. United States 444,300 438,157
2019-S5, PT, 144A, FRN, 11.415%, 9/15/44 ................ United States 449,227 443,294
2019-S6, PT, 144A, FRN, 10.17%, 10/17/44 ................ United States 442,008 428,747
2019-S7, PT, 144A, FRN, 10.185%, 12/15/44 ............... United States 387,995 377,942
2019-S8, PT, 144A, FRN, 8.988%, 1/15/45 ................. United States 448,196 434,982
2020-2, PT, 144A, FRN, 15.648%, 3/15/45 ................. United States 588,883 583,722
2020-7, PT, 144A, FRN, 15.42%, 4/17/45 .................. United States 361,947 354,455

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Asset-Backed Securities
(continued)
Diversified Financial Services (continued)
f,l,m
Dorchester Park CLO DAC , 2015-1A , CR , 144A, FRN , 1.974% ,
( 3-month USD LIBOR + 1.75% ), 4/20/28 .................. United States 1,000,000 $ 1,001,921
f,l,m
Dryden 38 Senior Loan Fund , 2015-38A , DR , 144A, FRN , 3.241% ,
( 3-month USD LIBOR + 3% ), 7/15/30 ..................... United States 2,500,000 2,471,381
f,l,m
Dryden 42 Senior Loan Fund , 2016-42A , CR , 144A, FRN , 2.291% ,
( 3-month USD LIBOR + 2.05% ), 7/15/30 .................. United States 2,400,000 2,405,947
f,l,m
Dryden 58 CLO Ltd. , 2018-58A , C , 144A, FRN , 2.023% , ( 3-month
USD LIBOR + 1.8% ), 7/17/31 ........................... United States 3,000,000 2,997,074
f,l,m
Madison Park Funding XXIII Ltd. , 2017-23A , D , 144A, FRN , 3.663% ,
( 3-month USD LIBOR + 3.45% ), 7/27/30 .................. United States 3,000,000 2,999,225
f,l
Madison Park Funding XXXI Ltd. , 2018-31A , D , 144A, FRN , 3.218% ,
( 3-month USD LIBOR + 3% ), 1/23/31 ..................... United States 1,250,000 1,237,462
l
Morgan Stanley ABS Capital I, Inc. Trust , 2003-NC10 , B1 , FRN ,
5.059% , ( 1-month USD LIBOR + 4.95% ), 10/25/33 ........... United States 350,442 375,746
f,l,m
Octagon Investment Partners XXII Ltd. , 2014-1A , CRR , 144A, FRN ,
2.122% , ( 3-month USD LIBOR + 1.9% ), 1/22/30 ............. United States 6,050,000 6,034,875
f,n
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 8.796%, 3/15/26 ................. United States 366,771 363,099
2020-PT2, A, 144A, FRN, 9.444%, 4/15/26 ................. United States 403,567 396,550
2020-PT3, A, 144A, FRN, 7.183%, 5/15/26 ................. United States 101,163 102,166
l
Structured Asset Investment Loan Trust , 2003-BC2 , M3 , FRN ,
4.984% , ( 1-month USD LIBOR + 4.875% ), 4/25/33 ........... United States 13,987 14,846
f,n
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN , 13.35% ,
2/15/26 ........................................... United States 347,213 346,818
f,l
Voya CLO Ltd. ,
m
2014-1A, BR2, 144A, FRN, 2.123%, (3-month USD LIBOR +
1.9%), 4/18/31 ...................................... United States 1,300,000 1,286,560
2014-1A, CR2, 144A, FRN, 3.023%, (3-month USD LIBOR +
2.8%), 4/18/31 ...................................... United States 500,000 473,824
m
2016-3A, CR, 144A, FRN, 3.473%, (3-month USD LIBOR +
3.25%), 10/18/31 .................................... United States 2,000,000 1,912,117
35,400,688
a a a a a a
Total Asset-Backed Securities (Cost $34,754,022) ...............................
35,418,115
Commercial Mortgage-Backed Securities 1.2%
Diversified Financial Services 0.1%
n
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 5.61% , 7/10/38 . United States 194,980 175,530
Thrifts & Mortgage Finance 1.1%
Citigroup Commercial Mortgage Trust , 2015-GC27 , A5 , 3.137% ,
2/10/48 ........................................... United States 1,520,000 1,623,944
JPMBB Commercial Mortgage Securities Trust , 2015-C28 , A4 ,
3.227% , 10/15/48 .................................... United States 1,410,000 1,509,279
3,133,223
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $3,164,689) .................
3,308,753
Mortgage-Backed Securities 20.5%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 4.8%
g
FHLMC Gold Pools, 15 Year, 5%, 12/01/23 .................. United States 103,710 109,001
g
FHLMC Gold Pools, 20 Year, 6.5%, 8/01/27 .................. United States 119,447 134,251
g
FHLMC Gold Pools, 30 Year, 3.5%, 12/01/48 ................. United States 3,938,852 4,170,913
g
FHLMC Gold Pools, 30 Year, 3.5%, 3/01/45 .................. United States 18,156 19,510
g
FHLMC Gold Pools, 30 Year, 4%, 5/01/48 ................... United States 3,060,431 3,299,387
g
FHLMC Gold Pools, 30 Year, 6%, 7/01/28 - 11/01/36 ........... United States 313,131 369,194
g
FHLMC Gold Pools, 30 Year, 6.5%, 3/01/38 .................. United States 7,273 8,359

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
g
FHLMC Gold Pools, 30 Year, 7%, 9/01/27 ................... United States 39,180 $ 42,855
g
FHLMC Gold Pools, 30 Year, 8.5%, 7/01/31 .................. United States 131,078 151,492
FHLMC Pool, 15 Year, 2.5%, 9/01/35 ....................... United States 4,951,131 5,152,972
13,457,934
o
Federal National Mortgage Association (FNMA) Adjustable Rate 0.1%
g
FNMA, 1.665% - 1.85%, (6-month USD LIBOR +/- MBS Margin),
6/01/32 - 7/01/34 .................................... United States 217,065 217,921
217,921
Federal National Mortgage Association (FNMA) Fixed Rate 13.6%
g
FNMA, 3.5%, 7/01/56 .................................. United States 588,852 646,321
FNMA, 15 Year, 2%, 9/01/35 ............................. United States 1,417,309 1,456,224
g
FNMA, 15 Year, 3%, 8/01/27 ............................. United States 5,151 5,444
g
FNMA, 15 Year, 3.5%, 1/01/26 ........................... United States 9,387 10,016
g
FNMA, 20 Year, 4.5%, 5/01/24 - 9/01/29 .................... United States 27,018 29,627
g
FNMA, 30 Year, 2.5%, 9/01/50 ........................... United States 6,318,342 6,491,701
g
FNMA, 30 Year, 3%, 10/01/50 ............................ United States 5,286,310 5,519,540
g
FNMA, 30 Year, 3.5%, 1/01/45 - 6/01/45 .................... United States 722,170 776,299
g
FNMA, 30 Year, 4%, 10/01/47 ............................ United States 4,076,411 4,401,649
g
FNMA, 30 Year, 4%, 11/01/44 - 1/01/48 ..................... United States 1,234,932 1,342,576
g
FNMA, 30 Year, 4.5%, 3/01/44 ........................... United States 2,365 2,641
g
FNMA, 30 Year, 5%, 5/01/38 - 7/01/39 ...................... United States 229,833 267,474
g
FNMA, 30 Year, 5.5%, 6/01/37 ........................... United States 165,076 191,957
g
FNMA, 30 Year, 6%, 4/01/33 - 6/01/38 ...................... United States 409,241 487,096
g
FNMA, 30 Year, 6.5%, 8/01/32 ........................... United States 73,002 85,462
g
FNMA, 30 Year, 8%, 10/01/29 ............................ United States 1,366 1,370
j,p
FNMA, Single-family, 15 Year, 2%, 4/25/36 .................. United States 4,653,000 4,775,609
j,p
FNMA, Single-family, 30 Year, 2%, 4/25/51 .................. United States 3,931,000 3,923,937
j,p
FNMA, Single-family, 30 Year, 2.5%, 4/25/51 ................. United States 7,700,000 7,902,125
38,317,068
Government National Mortgage Association (GNMA) Fixed Rate 2.0%
g
GNMA I, Single-family, 30 Year, 6.5%, 6/15/31 - 12/15/33 ........ United States 237,995 266,005
j,p
GNMA II, Single-family, 30 Year, 2%, 4/15/51 ................. United States 1,554,000 1,569,176
j,p
GNMA II, Single-family, 30 Year, 2.5%, 4/15/51 ............... United States 1,539,000 1,588,056
g
GNMA II, Single-family, 30 Year, 3.5%, 12/20/49 .............. United States 2,073,787 2,189,081
g
GNMA II, Single-family, 30 Year, 7%, 1/20/24 - 1/20/29 ......... United States 19,100 21,293
g
GNMA II, Single-family, 30 Year, 8%, 1/20/28 - 10/20/31 ........ United States 62,404 74,076
5,707,687
Total Mortgage-Backed Securities (Cost $57,167,609) ............................
57,700,610
Residential Mortgage-Backed Securities 1.2%
Capital Markets 0.0%
†
l
Merrill Lynch Mortgage Investors Trust , 2005-A6 , 2A3 , FRN , 0.869% ,
( 1-month USD LIBOR + 0.76% ), 8/25/35 .................. United States 22,488 22,586
Thrifts & Mortgage Finance 1.2%
l
FNMA Connecticut Avenue Securities ,
2017-C03, 1M2, FRN, 3.109%, (1-month USD LIBOR + 3%),
10/25/29 .......................................... United States 1,892,061 1,942,062

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

See abbreviations on page
32
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
l
FNMA Connecticut Avenue Securities, (continued)
2017-C05, 1M2, FRN, 2.309%, (1-month USD LIBOR + 2.2%),
1/25/30 ........................................... United States 1,444,216 $ 1,464,081
3,406,143
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $3,453,833) ..................
3,428,729
Shares/Units
Escrows and Litigation Trusts 0.0%
†
a,b
Remington Outdoor Co., Inc., Litigation Units ................. United States 3,700 —
a,b
Vistra Energy Corp., Escrow Account ...................... United States 2,000,000 3,000
Total Escrows and Litigation Trusts (Cost $52,910) ..............................
3,000
Total Long Term Investments (Cost $412,859,904) ...............................
415,304,384
a
Short Term Investments 3.6%
a a
Country Shares
a
Value
a
Money Market Funds 3.6%
q,r
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 10,043,129 10,043,129
Total Money Market Funds (Cost $10,043,129) ..................................
10,043,129
Total Short Term Investments (Cost $10,043,129 ) ................................
10,043,129
a
Total Investments (Cost $422,903,033) 151.3% ..................................
$425,347,513
Reverse Repurchase Agreements (6.8)% .......................................
(19,005,678)
Credit Facility (33.1)% ........................................................
(93,000,000)
Other Assets, less Liabilities (11.4)% ..........................................
(32,012,965)
Net Assets 100.0% ...........................................................
$281,328,870
Amount
Borrowed Payable
s
Reverse Repurchase Agreements (6.8)%
Counterparty UBS AG, 0.993%, 6/04/21 .................... 1,105,000 (1,105,853)
Counterparty UBS AG, 0.993%, 6/04/21 .................... 2,400,000 (2,401,854)
Counterparty UBS AG, 0.993%, 6/04/21 .................... 850,000 (850,656)
Counterparty UBS AG, 0.993%, 6/04/21 .................... 2,040,000 (2,041,576)
Counterparty UBS AG, 0.993%, 6/04/21 .................... 4,840,000 (4,843,738)
Counterparty UBS AG, 1.393%, 6/04/21 .................... 1,766,400 (1,768,314)
Counterparty UBS AG, 1.393%, 6/04/21 .................... 2,000,000 (2,002,167)
Counterparty UBS AG, 1.393%, 6/04/21 .................... 2,400,000 (2,402,600)
Counterparty UBS AG, 1.393%, 6/04/21 .................... 1,587,200 (1,588,920)
Total Reverse Repurchase Agreements (Proceeds $18,988,600) ...................
(19,005,678)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.

Franklin Limited Duration Income Trust
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

b
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.
c
See Note 5 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Perpetual security with no stated maturity date.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2021, the aggregate value of these securities was $174,970,495, representing 62.2% of net assets.
g
A portion or all of the security is pledged as collateral in connection with the Fund’s revolving credit facility.
h
Defaulted security or security for which income has been deemed uncollectible.
i
The coupon rate shown represents the rate at period end.
j
A portion or all of the security purchased on a delayed delivery basis.
k
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
l
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
m
A portion or all of the security is designated as collateral for reverse repurchase agreements.
n
Adjustable rate security with an interest rate that is not based on a published reference index and spread.  The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
o
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
p
Security purchased on a to-be-announced (TBA) basis.
q
See Note 6 regarding investments in affiliated management investment companies.
r
The rate shown is the annualized seven-day effective yield at period end.
s
See Note () regarding reverse repurchase agreements.

Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)

1. Organization
Franklin Limited Duration Income Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order

Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)

to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m Eastern time. At March 31, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Mortgage Dollar Rolls
The Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity)
securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the
Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.
The Fund is investing in mortgage dollar rolls as an alternate form of leverage.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
5. Restricted Securities
At March 31, 2021, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Franklin Limited Duration Income Trust
1,500,000 Goodrich Petroleum Corp., 13.5%, 5/31/23 ......... 3/09/21 $ 1,500,000 $ 1,500,000
2,334,763 Nine Point Energy LLC ........................ 5/31/18 1,208,234 3,346
Total Restricted Securities (Value is 0.53% of Net Assets) ............. $2,708,234 $1,503,346
*
In U.S. dollars unless otherwise indicated.
2. Financial Instrument Valuation
(continued)

Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)

6. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2021, the Fund held investments in affiliated management investment companies as follows:
7. Reverse Repurchase Agreements
The Fund enters into reverse repurchase agreements, under which the Fund sells securities in exchange for cash to counterparties, with a simultaneous agreement to repurchase the same or substantially the same security at a mutually agreed-upon date and price. Such a transaction is accounted for as a secured borrowing by the Fund, collateralized by securities for which the Fund retains possession. The gross amount of cash received in exchange for securities sold plus accrued interest payments to be made by the Fund to counterparties are reflected as a payable for Reverse repurchase agreements on the Statement of Assets and Liabilities. Interest payments made on reverse repurchase agreements are recorded as a component of interest expense on the Statement of Operations. Reverse repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (buyers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for reverse repurchase agreements. In the event of default by either the buyer or the Fund, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The buyer may sell securities the Fund pledged as collateral and apply the proceeds towards the reverse repurchase price and any other amounts owed by the Fund in the event of default by the Fund.
This could involve costs or delays in addition to a loss on the securities if their value falls below the reverse repurchase price owed by the Fund. The Fund monitors collateral fair value for the reverse repurchase agreement, including accrued interest, over the life of the agreement, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity.
The remaining contractual maturity of the repurchase agreements totaling $19,005,678, which includes interest due at maturity, are 31 – 90 days.
The Fund pledged asset-backed securities as the collateral valued at $23,289,364 which has been identified on the Statement of Investments.
For the period ended March 31, 2021, the average borrowings and the average interest rate were $93,002,882 and 1.1%, respectively.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Limited Duration Income Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $18,328,988 $26,715,696 $(35,001,555) $— $— $10,043,129 10,043,129 $91
Total Affiliated Securities .... $18,328,988 $26,715,696 $(35,001,555) $— $— $10,043,129 $91

Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)

• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2021, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
8. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)

Level 1 Level 2 Level 3 Total
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Common Stocks :
Energy Equipment & Services ............. $ 214,160 $ — $ — $ 214,160
Hotels, Restaurants & Leisure ............. — 64,720 — 64,720
Machinery ............................ — 261,741 — 261,741
Metals & Mining ....................... 333,467 — — 333,467
Oil, Gas & Consumable Fuels ............. 1,791 — 4,975
a
6,766
Paper & Forest Products ................. 60,738 — — 60,738
Road & Rail .......................... — — —
a
—
Specialty Retail ........................ 141,305 — — 141,305
Preferred Stocks ........................ — 177,267 — 177,267
Warrants :
Oil, Gas & Consumable Fuels ............. 437 — 284 721
Paper & Forest Products ................. 920 — — 920
Convertible Bonds ....................... — 22,019 — 22,019
Corporate Bonds :
Aerospace & Defense ................... — 1,895,037 — 1,895,037
Air Freight & Logistics ................... — 403,500 — 403,500
Airlines .............................. — 2,903,076 — 2,903,076
Auto Components ...................... — 5,678,500 — 5,678,500
Banks ............................... — 1,577,635 — 1,577,635
Biotechnology ......................... — 2,057,547 — 2,057,547
Building Products ...................... — 3,842,020 — 3,842,020
Chemicals ........................... — 4,602,096 — 4,602,096
Commercial Services & Supplies ........... — 3,284,745 — 3,284,745
Construction & Engineering ............... — 3,996,806 — 3,996,806
Consumer Finance ..................... — 3,229,357 — 3,229,357
Containers & Packaging ................. — 11,781,556 — 11,781,556
Diversified Financial Services ............. — 1,464,375 — 1,464,375
Diversified Telecommunication Services ..... — 4,176,722 — 4,176,722
Electric Utilities ........................ — 1,353,092 — 1,353,092
Electrical Equipment .................... — 1,019,905 — 1,019,905
Electronic Equipment, Instruments &
Components ........................ — 1,432,063 — 1,432,063
Energy Equipment & Services ............. — 2,930,857 — 2,930,857
Entertainment ......................... — 3,443,345 — 3,443,345
Equity Real Estate Investment Trusts (REITs) . — 3,366,647 — 3,366,647
Food Products ........................ — 3,461,331 — 3,461,331
Health Care Equipment & Supplies ......... — 193,856 — 193,856
Health Care Providers & Services .......... — 8,628,129 — 8,628,129
Hotels, Restaurants & Leisure ............. — 15,046,485 — 15,046,485
Household Durables .................... — 4,159,080 — 4,159,080
Household Products .................... — 588,750 — 588,750
Independent Power and Renewable Electricity
Producers .......................... — 6,274,347 — 6,274,347
Insurance ............................ — 1,599,090 — 1,599,090
Internet & Direct Marketing Retail .......... — 511,818 — 511,818
IT Services ........................... — 4,076,437 — 4,076,437
Machinery ............................ — 5,421,087 — 5,421,087
Media ............................... — 10,845,603 — 10,845,603
Metals & Mining ....................... — 3,582,077 — 3,582,077
Oil, Gas & Consumable Fuels ............. — 18,498,495 1,500,000 19,998,495
Personal Products ..................... — 812,108 — 812,108
Pharmaceuticals ....................... — 4,802,000 — 4,802,000
Real Estate Management & Development .... — 1,573,562 — 1,573,562
Road & Rail .......................... — 513,525 849,916 1,363,441
8. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)

Level 1 Level 2 Level 3 Total
Franklin Limited Duration Income Trust (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Semiconductors & Semiconductor Equipment . $ — $ 308,970 $ — $ 308,970
Software ............................. — 4,410,633 — 4,410,633
Specialty Retail ........................ — 2,271,448 — 2,271,448
Textiles, Apparel & Luxury Goods .......... — 1,062,780 — 1,062,780
Thrifts & Mortgage Finance ............... — 4,464,617 — 4,464,617
Trading Companies & Distributors .......... — 4,011,439 — 4,011,439
Wireless Telecommunication Services ....... — 5,036,444 — 5,036,444
Senior Floating Rate Interests ............... — 128,557,713 655,511 129,213,224
Marketplace Loans ...................... — — 6,064,666 6,064,666
Asset-Backed Securities :
Capital Markets ........................ — 17,427 — 17,427
Diversified Financial Services ............. — 35,236,044 164,644 35,400,688
Commercial Mortgage-Backed Securities ...... — 3,308,753 — 3,308,753
Mortgage-Backed Securities ................ — 57,700,610 — 57,700,610
Residential Mortgage-Backed Securities ...... — 3,428,729 — 3,428,729
Escrows and Litigation Trusts ............... — — 3,000
a
3,000
Short Term Investments ................... 10,043,129 — — 10,043,129
Total Investments in Securities ........... $10,795,947 $405,368,015 $9,242,996 $425,406,958
Liabilities:
Other Financial Instruments:
Reverse Repurchase Agreements ............ $ — $ 19,005,678 $ — $ 19,005,678
$— $— $— $—
a
Includes securities determined to have no value at March 31, 2021.
8. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At March 31, 2021, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2021, are as follows:
Balance at
Beginning of
Period Purchases Sales
Transfer
Into
Level 3
a
Transfer
Out of
Level 3
b
Cost Basis
Adjust-
ments
c
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense . $ —
d
$ — $ (39,306) $ — $ — $ — $ (1,907,695) $ 1,947,001 $ — $ —
Oil, Gas & Consumable
Fuels .......... 1,631 — (170,801) 171,738 — — 36,534 (34,127) 4,975
d
(34,127)
Road & Rail ....... 14,006 — — — — — — (14,006) — d (14,006)
Warrants :
Oil, Gas & Consumable
Fuels .......... 87 — — — — — — 197 284 197
Corporate Bonds :
Hotels, Restaurants &
Leisure ......... 11,400 — — — (11,400) — — — — —
Oil, Gas & Consumable
Fuels .......... 3,092 1,500,000 — — (3,092) — — — 1,500,000 —
Road & Rail ....... 864,816 — — — — 20,505 — (35,405) 849,916 (35,404)
Senior Floating Rate
Interests :
Road & Rail ....... 647,125 — — — — (4,517) — 12,903 655,511 12,903
Marketplace Loans :
Diversified Financial
Services ........ 7,222,952 146,449 (1,517,706) — — — (88,766) 301,737 6,064,666 301,737
Asset-Backed Securities :
Diversified Financial
Services ........ — — (24,598) 188,710 — — (428) 960 164,644 960
Escrows and Litigation
Trusts ........... 3,000
d
— — — — — — — 3,000
d
—
Total Investments in Securities . $8,768,109 $1,646,449 $(1,752,411) $360,448 $(14,492) $15,988 $(1,960,355) $2,179,260 $9,242,996 $232,260
a
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
b
Transferred out of level 3 as a result of the availability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.
c
May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.
d
Includes securities determined to have no value.
8. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)

9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Limited Duration Income Trust
Assets:
Investments in Securities:
Corporate Bonds:
Road & Rail
..............
$849,916 Discounted cash flow Discount rate 15.3% Decrease
d
Free cash flow $.8 mil Increase
Marketplace Loans:
Lending Club – LCX PM
.....
504,585 Discounted cash flow Loss-adjusted
discount rate
10.6% Decrease
c
Projected loss rate 11.6% Decrease
c
Lending Club – LCX
........
516,670 Discounted cash flow Loss-adjusted
discount rate
10.6% Decrease
c
Projected loss rate 16.4% Decrease
c
Lending Club
.............
4,938,243 Discounted cash flow Loss-adjusted
discount rate
7.1% Decrease
c
Projected loss rate 18.5% Decrease
c
Senior Floating Rate Interests:
Road & Rail
..............
655,511 Discounted cash flow Discount rate 9.9% Decrease
d
Free cash flow $.8 mil Increase
All Other Investments
..........
1,778,071
e,f
Total
.......................
$9,242,996
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
c
Represents a significant impact to fair value and net assets.
d
Represents a significant impact to fair value but not net assets.
e
Includes securities determined to have no value at March 31, 2021.
f
Includes financial instruments with values derived using private transaction prices or non-public third party pricing information which is unobservable. May also include fair value of immaterial financial instruments and developed using various valuation techniques and unobservable inputs.
8. Fair Value Measurements
(continued)

Franklin Limited Duration Income Trust
Notes to Statement of Investments (unaudited)

Abbreviations
Selected Portfolio
CLO
Collateralized Loan Obligation
FHLMC
Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
PIK
Payment-In-Kind
TBD
To Be Determined
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.